Summary of Significant Accounting Policies - Revenue Recognition (Details) - Blade Urban Air Mobility [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Deferred Revenue	$ 4,415,000	$ 3,973,000	$ 4,415,000	$ 3,973,000	$ 3,973,000	$ 3,328,000
Revenues	9,273,000	6,454,000	17,259,000	11,677,000	23,434,000	31,196,000
Short distance
Disaggregation of Revenue [Line Items]
Revenues	1,049,000	1,787,000	3,179,000	5,138,000	9,941,000	26,017,000
Between 60 and 100 miles in distance
Disaggregation of Revenue [Line Items]
Monthly computer pass					295
Between 60 and 100 miles in distance | Minimum
Disaggregation of Revenue [Line Items]
Servicing commuters per seat			595,000		595
Between 60 and 100 miles in distance | Maximum
Disaggregation of Revenue [Line Items]
Servicing commuters per seat			795,000		795
MediMobility organ transplant and jet
Disaggregation of Revenue [Line Items]
Revenues	7,729,000	4,588,000	13,253,000	6,453,000	12,785,000	4,965,000
Between New York and Manhattan
Disaggregation of Revenue [Line Items]
Annual Airport Pass			795,000		795
Between New York and Manhattan | Minimum
Disaggregation of Revenue [Line Items]
Servicing commuters per seat			95,000
Annual Airport Pass					95
Between New York and Manhattan | Maximum
Disaggregation of Revenue [Line Items]
Servicing commuters per seat			295,000		195
Other
Disaggregation of Revenue [Line Items]
Revenues	$ 495,000	$ 79,000	$ 827,000	$ 86,000	$ 708,000	$ 214,000